Goodwill, Software and Other Intangible Assets	12 Months Ended
Mar. 31, 2013
Goodwill, Software and Other Intangible Assets

8.    Goodwill, Software and other intangible assets:

Goodwill—

A goodwill impairment charge of ¥23,042 million was recognized during the fiscal year ended March 31, 2013 for goodwill attributable to the NTT America reporting unit in the long distance and international communications business segment. The fair value of the reporting unit was determined using the discount cashflow method.

The amount of goodwill included in the mobile communications business segment is mainly related to NTT DOCOMO’s share repurchase program. The repurchases of shares by NTT DOCOMO resulting in increases in NTT’s ownership interest in NTT DOCOMO were accounted for as acquisitions of minority interests using the purchase method, but have been accounted for as equity transactions with noncontrolling interests since April 2009. Further explanation is given in note 18.

The changes in goodwill by reportable segment for the fiscal years ended March 31, 2012 and 2013 are as follows:

	2012
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2011	¥191,870	¥426,534	¥126,551	¥2,571	¥747,526
Goodwill acquired during year	5,316	7,256	28,927	—	41,499
Impairment losses	—	—	(4,764)	—	(4,764)
Foreign currency translation adjustments	(10,020)	(1,539)	(1,277)	—	(12,836)
Other	(5)		—	—	(5)

Balance at March 31, 2012	¥187,161	¥432,251	¥149,437	¥2,571	¥771,420

	2013
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2012	¥187,161	¥432,251	¥149,437	¥2,571	¥771,420
Goodwill acquired during year	17,854	20,263	2,440	—	40,557
Impairment losses	(23,042)	(7,281)	—	—	(30,323)
Foreign currency translation adjustments	22,906	3,779	19,160	—	45,845
Other	—	(3,283)	—	—	(3,283)

Balance at March 31, 2013	¥204,879	¥445,729	¥171,037	¥2,571	¥824,216

Software and Other intangible assets—

The following table displays the major components of software and other intangible assets as of March 31, 2012 and 2013.

	2012	2013
	Millions of yen
Amortizable intangible assets:
Computer software	¥5,565,146	¥5,709,739
Rights to use utility facilities	335,998	335,578
Other	274,031	316,056
Accumulated amortization	(4,594,801)	(4,774,253)

Total amortizable intangible assets	1,580,374	1,587,120

Non-amortizable intangible assets:
Trademarks and trade names	27,946	31,834

Total non-amortizable intangible assets	27,946	31,834

Total	¥1,608,320	¥1,618,954

The aggregate amortization expense for amortizable intangible assets for the fiscal years ended March 31, 2011, 2012 and 2013 were ¥462,649, million, ¥481,043 million and ¥473,247 million, respectively.

Computer software is recorded at cost and is amortized on a straight-line basis over its estimated useful life, which is generally five years. Rights to use utility facilities are acquired using lump-sum cash payments and mainly consist of cable tunnels and public use joint tunnels. Such rights are recorded at cost and are amortized on a straight-line basis over their estimated useful lives of 50 years. Other intangible assets are also recorded at cost and amortized on a straight-line basis over their estimated useful lives averaging 11 years.

Non-amortizable intangible assets, such as trademarks, are intangible assets with indefinite lives acquired through business combinations totaling ¥27,946 million and ¥31,834 million as of March 31, 2012 and 2013.

The estimated aggregate amortization expenses for intangible assets during each of the five years ending March 31 are as follows:

Fiscal year ending March 31	Millions of yen
2014	¥467,409
2015	373,713
2016	273,933
2017	179,424
2018	101,622